Segment information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment information
Segment information

A.	Basis for segment information

Our Executive Office is comprised of five Group Presidents, a Senior Vice President and a CEO. Group Presidents are accountable for a related set of end-to-end businesses that they manage.  The Senior Vice President leads the Caterpillar Enterprise System Group, which was formed during the second quarter of 2013 with the goal of improving our manufacturing and supply chain capabilities, driving sustained improvements in customer deliveries, improving operational efficiencies and building on recent product quality improvements. The CEO allocates resources and manages performance at the Group President level.  As such, the CEO serves as our Chief Operating Decision Maker and operating segments are primarily based on the Group President reporting structure.

Three of our operating segments, Construction Industries, Resource Industries and Power Systems, are led by Group Presidents.  One operating segment, Financial Products, is led by a Group President who has responsibility for Corporate Services.  Corporate Services is a cost center primarily responsible for the performance of certain support functions globally and to provide centralized services; it does not meet the definition of an operating segment. The Caterpillar Enterprise System Group is also a cost center and does not meet the definition of an operating segment.  One Group President leads a smaller operating segment that is included in the All Other operating segment.

In 2012, a portion of goodwill related to recent acquisitions was allocated to Machinery and Power Systems operating segments and is now a methodology difference between segment and external reporting. The segment information for 2011 has been retrospectively adjusted.

 B.             Description of segments

We have five operating segments, of which four are reportable segments.  Following is a brief description of our reportable segments and the business activities included in the All Other operating segment:

Construction Industries:  A segment primarily responsible for supporting customers using machinery in infrastructure and building construction applications. Responsibilities include business strategy, product design, product management and development, manufacturing, marketing, and sales and product support. The product portfolio includes backhoe loaders, small wheel loaders, small track-type tractors, skid steer loaders, multi-terrain loaders, mini excavators, compact wheel loaders, select work tools, small, medium and large track excavators, wheel excavators, medium wheel loaders, compact track loaders, medium track-type tractors, track-type loaders, motor graders and pipelayers. In addition, Construction Industries has responsibility for Power Systems and three wholly-owned dealers in Japan and an integrated manufacturing cost center. Inter-segment sales are a source of revenue for this segment.

Resource Industries:  A segment primarily responsible for supporting customers using machinery in mining and quarrying applications. Responsibilities include business strategy, product design, product management and development, manufacturing, marketing and sales and product support. The product portfolio includes large track-type tractors, large mining trucks, underground mining equipment, electric rope shovels, draglines, hydraulic shovels, drills, highwall miners, tunnel boring equipment, large wheel loaders, off-highway trucks, articulated trucks, wheel tractor scrapers, wheel dozers, select work tools, forestry products, paving products, industrial and waste products, machinery components and electronics and control systems. Resource Industries also manages areas that provide services to other parts of the company, including integrated manufacturing and research and development. In addition, segment profit includes the impact from divestiture of portions of the Bucyrus distribution business and the acquisition of ERA Mining Machinery Limited, including its wholly-owned subsidiary Zhengzhou Siwei Mechanical & Electrical Manufacturing Co., Ltd., commonly known as Siwei, which was completed during the second quarter of 2012. In the fourth quarter of 2013, Siwei was renamed Caterpillar (Zhengzhou) Ltd. Siwei primarily designs, manufactures, sells and supports underground coal mining equipment in China. Inter-segment sales are a source of revenue for this segment.

Power Systems:  A segment primarily responsible for supporting customers using reciprocating engines, turbines and related parts across industries serving electric power, industrial, petroleum and marine applications as well as rail-related businesses. Responsibilities include business strategy, product design, product management, development, manufacturing, marketing, sales and product support of reciprocating engine powered generator sets, integrated systems used in the electric power generation industry, reciprocating engines and integrated systems and solutions for the marine and petroleum industries; reciprocating engines supplied to the industrial industry as well as Caterpillar machinery; the business strategy, product design, product management, development, manufacturing, marketing, sales and product support of turbines and turbine-related services; the development, manufacturing, remanufacturing, maintenance, leasing and service of diesel-electric locomotives and components and other rail-related products and services. Inter-segment sales are a source of revenue for this segment.

Financial Products Segment:  Provides financing to customers and dealers for the purchase and lease of Caterpillar and other equipment, as well as some financing for Caterpillar sales to dealers.  Financing plans include operating and finance leases, installment sale contracts, working capital loans and wholesale financing plans. The segment also provides various forms of insurance to customers and dealers to help support the purchase and lease of our equipment.

All Other:  Primarily includes activities such as: the remanufacturing of Cat® engines and components and remanufacturing services for other companies as well as the product management, development, manufacturing, marketing and product support of undercarriage, specialty products, hardened bar stock components and ground engaging tools primarily for Caterpillar products; logistics services; the product management, development, marketing, sales and product support of on-highway vocational trucks for North America; distribution services responsible for dealer development and administration, dealer portfolio management and ensuring the most efficient and effective distribution of machines, engines and parts; and the 50/50 joint venture with Navistar (NC2) until it became a wholly owned subsidiary of Navistar effective September 29, 2011. On July 31, 2012, we sold a majority interest in Caterpillar's third party logistics business. Inter-segment sales are a source of revenue for this segment. Results for the All Other operating segment are included as a reconciling item between reportable segments and consolidated external reporting.

C.             Segment measurement and reconciliations

There are several methodology differences between our segment reporting and our external reporting.  The following is a list of the more significant methodology differences:

•
Machinery and Power Systems segment net assets generally include inventories, receivables, property, plant and equipment, goodwill, intangibles, accounts payable, and customer advances.  Liabilities other than accounts payable and customer advances are generally managed at the corporate level and are not included in segment operations.  Financial Products Segment assets generally include all categories of assets.

•	Segment inventories and cost of sales are valued using a current cost methodology.

•
Goodwill allocated to segments is amortized using a fixed amount based on a 20 year useful life.  This methodology difference only impacts segment assets; no goodwill amortization expense is included in segment profit. In addition, only a portion of goodwill for certain acquisitions made in 2011 or later has been allocated to segments.

•	The present value of future lease payments for certain Machinery and Power Systems operating leases is included in segment assets. The estimated financing component of the lease payments is excluded.

•
Currency exposures for Machinery and Power Systems are generally managed at the corporate level and the effects of changes in exchange rates on results of operations within the year are not included in segment profit.  The net difference created in the translation of revenues and costs between exchange rates used for U.S. GAAP reporting and exchange rates used for segment reporting are recorded as a methodology difference.

•
Postretirement benefit expenses are split; segments are generally responsible for service and prior service costs, with the remaining elements of net periodic benefit cost included as a methodology difference.

•
Machinery and Power Systems segment profit is determined on a pretax basis and excludes interest expense, gains and losses on interest rate swaps and other income/expense items.  Financial Products Segment profit is determined on a pretax basis and includes other income/expense items.

Reconciling items are created based on accounting differences between segment reporting and our consolidated external reporting. Please refer to pages A-87 to A-91 for financial information regarding significant reconciling items.  Most of our reconciling items are self-explanatory given the above explanations.  For the reconciliation of profit, we have grouped the reconciling items as follows:

•	Corporate costs: These costs are related to corporate requirements and strategies that are considered to be for the benefit of the entire organization.

•	Methodology differences: See previous discussion of significant accounting differences between segment reporting and consolidated external reporting.

•	Timing: Timing differences in the recognition of costs between segment reporting and consolidated external reporting.

Segment Information
(Millions of dollars)
Reportable Segments
	External sales and revenues	Inter- segment sales and revenues	Total sales and revenues	Depreciation and amortization	Segment profit	Segment assets at December 31	Capital expenditures
2013
Construction Industries	$18,445	$336	$18,781	$576	$1,363	$8,429	$645
Resource Industries	13,270	871	14,141	758	1,575	11,201	539
Power Systems	20,155	1,895	22,050	642	3,400	8,492	677
Machinery and Power Systems	$51,870	$3,102	$54,972	$1,976	$6,338	$28,122	$1,861
Financial Products Segment	3,224	—	3,224	789	990	36,980	1,806
Total	$55,094	$3,102	$58,196	$2,765	$7,328	$65,102	$3,667

2012
Construction Industries	$19,334	$470	$19,804	$565	$1,789	$10,393	$1,045
Resource Industries	21,158	1,117	22,275	694	4,318	13,455	1,143
Power Systems	21,122	2,407	23,529	604	3,434	9,323	960
Machinery and Power Systems	$61,614	$3,994	$65,608	$1,863	$9,541	$33,171	$3,148
Financial Products Segment	3,090	—	3,090	708	763	36,563	1,660
Total	$64,704	$3,994	$68,698	$2,571	$10,304	$69,734	$4,808

2011
Construction Industries	$19,667	$575	$20,242	$526	$2,056	$7,942	$915
Resource Industries	15,629	1,162	16,791	463	3,334	12,292	717
Power Systems	20,114	2,339	22,453	544	3,053	8,748	834
Machinery and Power Systems	$55,410	$4,076	$59,486	$1,533	$8,443	$28,982	$2,466
Financial Products Segment	3,003	—	3,003	710	587	31,747	1,191
Total	$58,413	$4,076	$62,489	$2,243	$9,030	$60,729	$3,657

Reconciliation of Sales and Revenues:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments		Consolidated Total
2013
Total external sales and revenues from reportable segments	$51,870	$3,224	$—		$55,094
All Other operating segment	886	—	—		886
Other	(62)	78	(340)	[1]	(324)
Total sales and revenues	$52,694	$3,302	$(340)		$55,656

2012
Total external sales and revenues from reportable segments	$61,614	$3,090	$—		$64,704
All Other operating segment	1,501	—	—		1,501
Other	(47)	70	(353)	[1]	(330)
Total sales and revenues	$63,068	$3,160	$(353)		$65,875

2011
Total external sales and revenues from reportable segments	$55,410	$3,003	$—		$58,413
All Other operating segment	2,021	—	—		2,021
Other	(39)	54	(311)	[1]	(296)
Total sales and revenues	$57,392	$3,057	$(311)		$60,138

[1]	Elimination of Financial Products revenues from Machinery and Power Systems.

Reconciliation of consolidated profit before taxes:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2013
Total profit from reportable segments	$6,338	$990	$7,328
All Other operating segment	663	—	663
Cost centers	119	—	119
Corporate costs	(1,442)	—	(1,442)
Timing	89	—	89
Methodology differences:
Inventory/cost of sales	(112)	—	(112)
Postretirement benefit expense	(685)	—	(685)
Financing costs	(469)	—	(469)
Equity in (profit) loss of unconsolidated affiliated companies	6	—	6
Currency	(110)	—	(110)
Interest rate swap	(1)	—	(1)
Other income/expense methodology differences	(238)	—	(238)
Other methodology differences	(50)	30	(20)
Total consolidated profit before taxes	$4,108	$1,020	$5,128

2012
Total profit from reportable segments	$9,541	$763	$10,304
All Other operating segment	1,014	—	1,014
Cost centers	17	—	17
Corporate costs	(1,517)	—	(1,517)
Timing	(298)	—	(298)
Methodology differences:
Inventory/cost of sales	43	—	43
Postretirement benefit expense	(696)	—	(696)
Financing costs	(474)	—	(474)
Equity in (profit) loss of unconsolidated affiliated companies	(14)	—	(14)
Currency	108	—	108
Interest rate swap	2	—	2
Other income/expense methodology differences	(251)	—	(251)
Other methodology differences	(19)	17	(2)
Total consolidated profit before taxes	$7,456	$780	$8,236

2011
Total profit from reportable segments	$8,443	$587	$9,030
All Other operating segment	837	—	837
Cost centers	14	—	14
Corporate costs	(1,174)	—	(1,174)
Timing	(203)	—	(203)
Methodology differences:
Inventory/cost of sales	21	—	21
Postretirement benefit expense	(670)	—	(670)
Financing costs	(408)	—	(408)
Equity in (profit) loss of unconsolidated affiliated companies	24	—	24
Currency	(315)	—	(315)
Interest rate swap	(149)	—	(149)
Other income/expense methodology differences	(273)	—	(273)
Other methodology differences	(42)	33	(9)
Total consolidated profit before taxes	$6,105	$620	$6,725

Reconciliation of Assets:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2013
Total assets from reportable segments	$28,122	$36,980	$—	$65,102
All Other operating segment	1,431	—	—	1,431
Items not included in segment assets:
Cash and short-term investments	4,597	—	—	4,597
Intercompany receivables	1,219	—	(1,219)	—
Investment in Financial Products	4,798	—	(4,798)	—
Deferred income taxes	2,541	—	(525)	2,016
Goodwill and intangible assets	3,582	—	—	3,582
Property, plant and equipment – net and other assets	1,091	—	—	1,091
Operating lease methodology difference	(290)	—	—	(290)
Liabilities included in segment assets	10,372	—	—	10,372
Inventory methodology differences	(2,539)	—	—	(2,539)
Other	(220)	(135)	(111)	(466)
Total assets	$54,704	$36,845	$(6,653)	$84,896

2012
Total assets from reportable segments	$33,171	$36,563	$—	$69,734
All Other operating segment	1,499	—	—	1,499
Items not included in segment assets:
Cash and short-term investments	3,306	—	—	3,306
Intercompany receivables	303	—	(303)	—
Investment in Financial Products	4,433	—	(4,433)	—
Deferred income taxes	3,926	—	(516)	3,410
Goodwill and intangible assets	3,145	—	—	3,145
Property, plant and equipment – net and other assets	668	—	—	668
Operating lease methodology difference	(329)	—	—	(329)
Liabilities included in segment assets	10,907	—	—	10,907
Inventory methodology differences	(2,949)	—	—	(2,949)
Other	(182)	(107)	(132)	(421)
Total assets	$57,898	$36,456	$(5,384)	$88,970

2011
Total assets from reportable segments	$28,982	$31,747	$—	$60,729
All Other operating segment	2,035	—	—	2,035
Items not included in segment assets:
Cash and short-term investments	1,829	—	—	1,829
Intercompany receivables	75	—	(75)	—
Investment in Financial Products	4,035	—	(4,035)	—
Deferred income taxes	4,109	—	(533)	3,576
Goodwill and intangible assets	2,816	—	—	2,816
Property, plant and equipment – net and other assets	1,645	—	—	1,645
Operating lease methodology difference	(511)	—	—	(511)
Liabilities included in segment assets	11,860	—	—	11,860
Inventory methodology differences	(2,786)	—	—	(2,786)
Other	362	(194)	(143)	25
Total assets	$54,451	$31,553	$(4,786)	$81,218

Reconciliation of Depreciation and amortization:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidated Total
2013
Total depreciation and amortization from reportable segments	$1,976	$789	$2,765
Items not included in segment depreciation and amortization:
All Other operating segment	173	—	173
Cost centers	140	—	140
Other	(16)	25	9
Total depreciation and amortization	$2,273	$814	$3,087

2012
Total depreciation and amortization from reportable segments	$1,863	$708	$2,571
Items not included in segment depreciation and amortization:
All Other operating segment	168	—	168
Cost centers	89	—	89
Other	(38)	23	(15)
Total depreciation and amortization	$2,082	$731	$2,813

2011
Total depreciation and amortization from reportable segments	$1,533	$710	$2,243
Items not included in segment depreciation and amortization:
All Other operating segment	172	—	172
Cost centers	77	—	77
Other	20	15	35
Total depreciation and amortization	$1,802	$725	$2,527

Reconciliation of Capital expenditures:
(Millions of dollars)	Machinery and Power Systems	Financial Products	Consolidating Adjustments	Consolidated Total
2013
Total capital expenditures from reportable segments	$1,861	$1,806	$—	$3,667
Items not included in segment capital expenditures:
All Other operating segment	340	—	—	340
Cost centers	169	—	—	169
Timing	363	—	—	363
Other	(128)	105	(70)	(93)
Total capital expenditures	$2,605	$1,911	$(70)	$4,446

2012
Total capital expenditures from reportable segments	$3,148	$1,660	$—	$4,808
Items not included in segment capital expenditures:
All Other operating segment	359	—	—	359
Cost centers	175	—	—	175
Timing	(71)	—	—	(71)
Other	(176)	136	(155)	(195)
Total capital expenditures	$3,435	$1,796	$(155)	$5,076

2011
Total capital expenditures from reportable segments	$2,466	$1,191	$—	$3,657
Items not included in segment capital expenditures:
All Other operating segment	343	—	—	343
Cost centers	146	—	—	146
Timing	(211)	—	—	(211)
Other	(98)	163	(76)	(11)
Total capital expenditures	$2,646	$1,354	$(76)	$3,924

Enterprise-wide Disclosures:

Information about Geographic Areas:

					Property, plant and equipment - net
	External sales and revenues [1]				December 31,
(Millions of dollars)	2013	2012		2011	2013	2012	2011
Inside United States	$18,579	$20,239		$17,980	$8,723	$8,559	$7,448
Outside United States	37,077	45,636	[2]	42,158	8,352	7,902	6,947
Total	$55,656	$65,875		$60,138	$17,075	$16,461	$14,395

[1]	Sales of Machinery and Power Systems are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

[2]	The only country with greater than 10 percent of external sales and revenues for any of the periods presented, other than the United States, is Australia with $6,822 million as of December 31, 2012.